BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2011
BUSINESS COMBINATIONS
Schedule of fair value at date of acquisition

(In thousands)
Shares acquired pursuant to tender offer	$272,032
Equity method investment in Meetic	132,652
Noncontrolling interests, including the fair value of unvested stock awards attributable to pre-acquisition services	101,487

Total	$506,171

Schedule of allocation of the purchase price

(In thousands)
Cash and cash equivalents	$74,562
Other current assets	22,356
Property and equipment	9,269
Goodwill	313,314
Intangible assets	162,493
Other assets	40,800

Total assets	622,794
Current liabilities	(49,382)
Current deferred tax liability	(12,289)
Other liabilities	(2,575)
Non-current deferred tax liabilities	(52,377)

Net assets	$506,171

Schedule of intangible assets acquired

	(In thousands)	Weighted-Average Amortization Life (Years)
Indefinite-lived trade names	$129,438	Indefinite
Customer lists	18,138	1
Technology	14,917	2

Total	$162,493

Schedule of pro forma financial information

	Years Ended December 31,
	2011	2010
	(In thousands, except per share data)
Revenue	$2,263,986	$1,853,199
Net earnings attributable to IAC shareholders	213,350	94,457
Basic earnings per share attributable to IAC shareholders	2.46	0.89
Diluted earnings per share attributable to IAC shareholders	2.26	0.89